Exhibit 99.1

CIT Equipment Collateral 2006-VT1
Monthly Servicing Report

			Determination Date: Collection Period: Record Date: Payment Date:	07/01/06	08/17/06 07/31/06 08/18/06 08/21/06

I. AVAILABLE FUNDS

A.	Collections

	a.	Scheduled Payments Received			$31,708,775.23
	b.	Liquidation Proceeds Allocated to Owner Trust			165,157.78
	c.	Prepayments on Contracts			677,690.57
	d.	Payments on Purchased Contracts			0.00
	e.	Proceeds of Clean-up Call			0.00
	f.	Investment Earnings on Collection Account			0.00

		Total Collections			$32,551,623.58

B.	Determination of Available Funds

	a.	Total Collections			$32,551,623.58
	b.	Servicer Advances			5,273,231.95
	c.	Recoveries of prior Servicer Advances			(1,897,700.56)
	d.	Withdrawal from Reserve Account			0.00

		Total Available Funds =			$35,927,154.97

II. DISTRIBUTION AMOUNTS

A.	COLLECTION ACCOUNT DISTRIBUTION

	1.	Servicing Fee		529,615.59

	2.	Class A-1 Note Interest Distribution	802,942.08
		Class A-1 Note Principal Distribution	29,262,491.56
		Aggregate Class A-1 distribution		30,065,433.64

	3.	Class A-2 Note Interest Distribution	765,225.00
		Class A-2 Note Principal Distribution	0.00
		Aggregate Class A-2 distribution		765,225.00

	4.	Class A-3 Note Interest Distribution	1,410,750.00
		Class A-3 Note Principal Distribution	0.00
		Aggregate Class A-3 distribution		1,410,750.00

	5.	Class A-4 Note Interest Distribution	403,297.00
		Class A-4 Note Principal Distribution	0.00
		Aggregate Class A-4 distribution		403,297.00

	6.	Class B Note Interest Distribution	83,096.69
		Class B Note Principal Distribution	711,790.34
		Aggregate Class B distribution		794,887.03

	7.	Class C Note Interest Distribution	83,891.11
		Class C Note Principal Distribution	711,790.34
		Aggregate Class C distribution		795,681.45

	8.	Class D Note Interest Distribution	116,091.74
		Class D Note Principal Distribution	949,053.77
		Aggregate Class D distribution		1,065,145.51

	9.	Deposit to the Reserve Account		0.00

	10.	Trustee Expenses		0.00

	11.	Remainder to the holder of the equity certificate		97,119.75

			Collection Account Distributions =	35,927,154.97

B.	INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =	0.00

III. INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution Amounts	Class A-1 Notes	Class A-2 Notes	Class A-3 Notes	Class A-4 Notes

1.	Interest Due	802,942.08	765,225.00	1,410,750.00	403,297.00
2.	Interest Paid	802,942.08	765,225.00	1,410,750.00	403,297.00
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	29,262,491.56	0.00	0.00	0.00

5.	Total Distribution Amount	30,065,433.64	765,225.00	1,410,750.00	403,297.00
	((2) plus (4))

	Distribution Amounts	Class B Notes	Class C Notes	Class D Notes	Total Offered Notes

1.	Interest Due	83,096.69	83,891.11	116,091.74	3,665,293.62
2.	Interest Paid	83,096.69	83,891.11	116,091.74	3,665,293.62
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	711,790.34	711,790.34	949,053.77	31,635,126.01

5.	Total Distribution Amount	794,887.03	795,681.45	1,065,145.51	35,300,419.63
	((2) plus (4))

IV. Information Regarding the Securities

     A    Summary of Balance Information

	Class	Applicable Coupon Rate	Principal Balance Aug-06 Payment Date	Class Factor Aug-06 Payment Date	Principal Balance Jul-06 Payment Date	Class Factor Jul-06 Payment Date

a.	Class A-1 Notes	4.98953%	151,778,576.84	0.45994	181,041,068.40	0.54861
b.	Class A-2 Notes	5.1300%	179,000,000.00	1.00000	179,000,000.00	1.00000
c.	Class A-3 Notes	5.1300%	330,000,000.00	1.00000	330,000,000.00	1.00000
d.	Class A-4 Notes	5.1600%	93,790,000.00	1.00000	93,790,000.00	1.00000
e.	Class B Notes	5.2300%	18,354,370.79	0.80892	19,066,161.13	0.84029
f.	Class C Notes	5.2800%	18,354,370.79	0.80892	19,066,161.13	0.84029
g.	Class D Notes	5.4800%	24,472,494.38	0.80893	25,421,548.15	0.84030

h.	Total Offered Notes		815,749,812.80		847,384,938.81

     B   Other Information

Class	Scheduled Principal Balance Aug-06 Payment Date	Scheduled Principal Balance Jul-06 Payment Date

Class A-1 Notes	155,246,096.36	187,472,202.78

Class	Class Percentage	Target Principal Balance Aug-06 Payment Date	Class Floor Aug-06 Payment Date	Target Principal Amount Jul-06 Payment Date	Class Floor Jul-06 Payment Date

Class A	92.50%	754,568,576.84		783,831,068.40
Class B	2.25%	18,354,370.79	0.00	19,066,161.12	0.00
Class C	2.25%	18,354,370.79	0.00	19,066,161.12	0.00
Class D	3.00%	24,472,494.38	0.00	25,421,548.16	0.00

V. PRINCIPAL

     A.   MONTHLY PRINCIPAL AMOUNT

1.	Principal Balance of Notes and Equity Certificates	847,384,938.81
	(End of Prior Collection Period)
2.	Contract Pool Principal Balance (End of Collection Period)	815,749,812.80

	Total monthly principal amount	31,635,126.01

     B.   PRINCIPAL BREAKDOWN

		No. of Accounts

1.	Scheduled Principal	72,588	30,855,448.07
2.	Prepaid Contracts	127	674,582.63
3.	Defaulted Contracts	20	105,095.31
4.	Contracts purchased by CIT Financial USA, Inc.	0	0.00

	Total Principal Breakdown	72,735	31,635,126.01

VI. CONTRACT POOL DATA

     A.   CONTRACT POOL CHARACTERISTICS

		Original Pool	Aug-06 Payment Date	Jul-06 Payment Date

1.	a. Contract Pool Balance	1,008,422,983.17	815,749,812.80	847,384,938.81
	b. No of Contracts	74,262	72,588	72,735
	c. Pool Factor	1.0000	0.8089	0.8403

2.	Weighted Average Remaining Term	37.10	0.00	33.82

3.	Weighted Average Original Term	43.20

     B.   DELINQUENCY INFORMATION

		% of Contracts	% of Aggregate Required Payoff Amount	No. Of Accounts	Aggregate Required Payoff Amounts

1.	Current	96.06%	96.41%	69,729	795,087,195.54
	31-60 days	1.92%	2.48%	1,394	20,480,847.77
	61-90 days	0.70%	0.51%	510	4,231,962.27
	91-120 days	0.49%	0.25%	353	2,071,412.41
	121-150 days	0.44%	0.18%	316	1,498,106.62
	151-180 days	0.39%	0.16%	286	1,301,212.74
	180+days (1)	0.00%	0.00%	0	0.00

	Total Delinquency	100.00%	100.00%	72,588	824,670,737.35

2.	Delinquent Scheduled Payments:

	Beginning of Collection Period			5,545,393.16
	End of Collection Period			8,920,924.55

	Change in Delinquent Scheduled Payments			3,375,531.39

(1)	Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C below

C. DEFAULTED CONTRACT INFORMATION

1.	Aggregate Contract Balance on Defaulted Contracts	105,095.31
2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received	165,157.78

	Current period reported net losses	(60,062.47)

3.	Cumulative Reported Net Losses	542,777.93

4.	Cumulative Net Loss Ratio	0.0538%

5.	Cummlative Net Loss Trigger	1.0000%

VII. MISCELLANEOUS INFORMATION

A. SERVICER ADVANCE BALANCE

1.	Opening Servicer Advance Balance	5,545,393.16
2.	Current Period Servicer Advance	5,273,231.95
3.	Recoveries of prior Servicer Advances	(1,897,700.56)

4.	Ending Servicer Advance Balance	8,920,924.55

5	Unreimbursed Servicer Advances	0.00

B. RESERVE ACCOUNT

1.	Opening Reserve Account	65,672,332.76

2.	Deposit from the Collection Account	0.00

3.	Withdrawals from the Reserve Account	0.00

4.	Investment Earnings.	290,478.75

5.	Investment Earnings Distributions to the Depositor	(290,478.75)

6.	Remaining available amount	65,672,332.76

7.	Specified Reserve Account Balance	63,220,610.49

8.	Reserve Account Surplus/(Shortfall)	2,451,722.27

9.	Distribution of Reserve Account Surplus to the Depositor	(2,451,722.27)

10.	Ending Reserve Account Balance	63,220,610.49

11.	Reserve Account deficiency	0.00

12.	Reserve Account Floor	30,252,689.50

C. OTHER RELATED INFORMATION

1.	Discount Rate		5.8890%

2.	Life to Date Prepayment (CPR)		4.23%

3.	Life to Date Substitutions:

	a. Prepayments	0.00

	b. Defaults	0.00

4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:			0

5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:			0

6.	Any material breaches of pool assets representations or warranties or transaction covenants:			0

7.	Information regarding pool asset substitutions and repurchase:			0.00

8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures used to originate, acquire, or select new pool assets:			0

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2 Note Reallocated Principal Distribution;
16	Class A-3 Note Reallocated Principal Distribution;
17	Class A-4 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2 Note Interest Distribution
c. Class A-3 Note Interest Distribution
d. Class A-4 Note Interest Distribution;
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2 Note Principal Distribution;
9	Class A-3 Note Principal Distribution;
10	Class A-4 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E.   DELINQUENCY, NET LOSSES AND CPR HISTORY

Collection Periods	% of Aggregate Required Payoff Amounts 31-60 Days Past Due	% of Aggregate Required Payoff Amounts 61-90 Days Past Due	% of Aggregate Required Payoff Amounts 91-120 Days Past Due	% of Aggregate Required Payoff Amounts 121-150 Days Past Due	% of (2) Aggregate Required Payoff Amounts 151-180 Days Past Due

07/31/06	2.48%	0.51%	0.25%	0.18%	0.16%
06/30/06	1.75%	0.47%	0.21%	0.18%	0.01%
05/31/06	2.03%	0.41%	0.21%	0.00%	0.00%
04/30/06	1.48%	0.60%	0.00%	0.00%	0.00%
03/31/06	2.15%	0.00%	0.00%	0.00%	0.00%
02/28/06	0.00%	0.00%	0.00%	0.00%	0.00%

Collection Month	Monthly Net Loss Percentage	Monthly Net Losses	LTD CPR

July-06	-0.006%	-60,062.47	4.23%
June-06	0.027%	269,466.93	5.04%
May-06	0.025%	256,687.85	5.80%
April-06	0.008%	76,685.62	6.47%
March-06	0.000%	0.00	9.70%
February-06	0.000%	0.00	10.75%

(2)	Accounts that are more than 180 days past due constitute defaulted contracts and are included under “Defaulted Contract Information” in Section VI C above

CIT Equipment Collateral 2006-VT1 Statistical Information by Business Units

Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Cumulative Gross Losses ($)

07/31/06	Avaya Portfolio	$164,488,170.93	$165,384,537.12	$571,600.25
07/31/06	DFS Portfolio	445,608,357.68	452,434,526.89	121,532.52
07/31/06	Other	205,653,284.19	206,851,673.34	101,964.04

	Totals	815,749,812.80	824,670,737.35	795,096.81

Coll. Period	Portfolio Name	Cumulative Net Losses ($)	Cum. Gross Losses %	Cum. Net Losses %	LTD CPR

07/31/06	Avaya Portfolio	$468,428.77	0.30%	0.25%	4.50%
07/31/06	DFS Portfolio	0.00	0.02%	0.00%	4.41%
07/31/06	Other	74,349.16	0.04%	0.03%	3.64%

	Totals	542,777.93	0.079%	0.0538%	4.23%

Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%

07/31/06	Avaya Portfolio.	94.92%	3.60%	0.96%
07/31/06	DFS Portfolio	96.73%	2.24%	0.33%
07/31/06	Other	96.92%	2.13%	0.56%

	Totals	96.41%	2.48%	0.51%

Coll. Period	Portfolio Name	Delq 91-120%	Delq 121-150%	Delq 151-180%	Delq 180+ %

07/31/06	Avaya Portfolio.	0.41%	0.09%	0.01%	0.00%
07/31/06	DFS Portfolio	0.23%	0.26%	0.23%	0.00%
07/31/06	Other	0.18%	0.09%	0.12%	0.00%

	Totals	0.25%	0.18%	0.16%	0.00%

Coll. Period	Portfolio Name	Delq. Current	No. of Delq Current	Delq 31-60	No. of Delq 31-60	Delq 61-90	No. of Delq 61-90

07/31/06	Avaya Portfolio.	$156,983,257.29	6,563	$5,959,927.10	163	$1,589,428.37	53
07/31/06	DFS Portfolio	437,617,593.63	47,899	10,120,944.01	923	1,484,353.87	361
07/31/06	Other	200,486,344.62	15,267	4,399,976.66	308	1,158,180.03	96

	Totals	795,087,195.54	69,729	20,480,847.77	1,394	4,231,962.27	510

Coll. Period	Portfolio Name	Delq 91-120	No. of Delq 91-120	Delq 121-150	No. of Delq 121-150	Delq 151-180	No. of Delq 151-180	Delq 180+	No. of Delq 180+

07/31/06	Avaya Portfolio.	$675,113.35	48	$153,149.18	19	$23,661.83	1	$0.00	0
07/31/06	DFS Portfolio	1,019,727.16	269	1,155,968.45	277	1,035,939.77	268	0.00	0
07/31/06	Other	376,571.90	36	188,988.99	20	241,611.14	17	0.00	0

	Totals	2,071,412.41	353	1,498,106.62	316	1,301,212.74	286	0.00	0